Basis of preparation - Changes in accounting policies and disclosures (Details) kr in Millions	12 Months Ended
Dec. 31, 2018 DKK (kr)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amount moved from other reserves to retained earnings within equity as an adjustment to opening equity	kr 0
IFRS 16 | Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percent of assets	3.00%
IFRS 16 | Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percent of assets	4.00%